Description of the Plan (Details) - EBP 002		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) withdrawal yr loan $ / shares	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage		50.00%
After tax, maximum annual compensation to total compensation, percentage		6.00%
Automatic deferral rate, annual increase		1.00%
Participant compensation matched, percentage		6.00%
Participant compensation matched, true-up, percentage		6.00%
Requisite service period		5 years
Profit sharing, quarterly fixed rate contribution, percentage	6.00%		1.00%
Profit sharing, requisite service period		5 years
Profit sharing, annual fixed rate contribution, amount		$ 52,000,000
Retirement age | yr		65
Minimum investment per option, percent		1.00%
Investment per option, increment requirement		1.00%
Cost charged to participant per common stock purchased (in dollars per share) | $ / shares		$ 0.029
Purchase of common stock, period start after quarterly or annual release		2 days
Minimum borrowing, amount		$ 1,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, maximum number of loans | loan		2
Note receivable from participant, general loan, maximum borrowing term		60 months
Note receivable from participant, primary residence, maximum borrowing term		120 months
Note receivable from participant, maximum withdrawals | withdrawal		1
Grandfathered withdrawal option, suspension term		6 months
Plan modification request, maximum period after effective date		90 days
Voluntary cash-out, rollover or transfer, minimum		$ 7,000
Involuntary cash-out limit		$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		6.00%
Participant loan, interest rate		3.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		10.00%
Participant loan, interest rate		10.50%